Trade and Other Receivables - Schedule of Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Prepaid Expenses and Other Current Assets [Abstract]
Prepayments	$ 1,561	$ 1,585
Deposits	135	110
Recoverable VAT	92	183
Other		36
Total prepaid expenses and other current assets	$ 1,788	$ 1,914